License and Development Agreements (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
License and Development Agreements (Details) [Line Items]
Development and Sales Milestone Payments, description	(i) upon enrollment of half of the patients required in a Phase 2 clinical trials in certain countries in accordance with agreed upon protocols; (ii) Upon dosing of the first patient in the first Phase 3 clinical trial; (iii) upon submission of the first NDA with the FDA; (iv) submission of an MAA to the EMA or any other Regulatory Authority in certain countries; (v) upon receipt of the first authorization by the FDA to market and sell a licensed product; and (vi) upon receipt of a MAA (including a respective pricing and reimbursement approval) for a licensed product in one or more specified European countries. If all milestones have been achieved, we may be obligated to pay Novartis up to a maximum of $26 million.Royalty PaymentsIn addition to the milestone payments described above, we have agreed to pay Novartis royalties based on annual incremental sales of product derived from dovitinib in an amount between five percent (5%) and ten percent (10%) of annual sales of between $0 and $250 million, between six percent (6%) and thirteen percent (13%) of annual sales between $250 million and $500 million, between seven percent (7%) and thirteen percent (13%) of annual sales between $500 million and $750 million, and between thirteen percent (13%) and fifteen percent (15%) of annual sales in excess of $750 million.We are obligated to pay royalties under the agreement on a country-by-country and product-by-product basis for a period that commences with the first commercial sale of a product until the later of (i) the expiration of the last to expire valid claim of any licensed patent covering such licensed product in such country; or, (ii) the expiration of regulatory-based exclusivity for such licensed product in such country or (iii) the ten (10) year anniversary of the date of first commercial sale of such licensed product in such country. However, the agreement may be sooner terminated without cause by us upon 120 days prior written notice, or upon written notice of a material breach of the agreement by Novartis that is not cured within 30 days. Novartis also has the right to terminate the agreement upon written notice of a material breach of the agreement by us that is not cured within 30 days or in the event that we file for bankruptcy.b) License Agreement with Eisai for StenoparibWe hold the exclusive worldwide rights to any and all preventative, therapeutic and/or diagnostic uses related to cancer in humans and by amendment to the agreement on December 11, 2020, viral infections in humans (including, but not limited to, coronaviruses) for stenoparib from Eisai, Inc. (“Eisai”) pursuant to a license agreement.
Regulatory approval milestones	$ 30.0
First commercial sale, description	(a) the expiration of the last valid claim of a patent within (i) out intellectual property and/or (ii) the joint intellectual property in such country (if, but only if, such joint intellectual property arose from activities under the clinical development plan defined in the agreement), or (b) the fifteenth (15th) anniversary of the date of first commercial sale of such licensed drug in such country. For LiPlaCis® will be entitled between seven percent (7% ) and twelve percent (12%) of sales up to $250,000,000 and between twelve percent (12%) and seventeen percent (17%) of sales above $250,000,000. For 2X-111, we will be entitled to royalties between ten percent (10%) and fifteen percent (15%) of sales up to $250,000,000 and between twelve percent 12% and eighteen percent (18%) of sales above $250,000,000. The license includes industry-standard development diligence requirements and termination (e.g. for uncured material breach by either party) provisions.
Novartis [Member]
License and Development Agreements (Details) [Line Items]
Milestone payments	$ 26.0
Novartis royalties [Member]
License and Development Agreements (Details) [Line Items]
Annual excess amount	$ 750.0
Novartis royalties [Member] | Minimum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage	5.00%
Annual sales	$ 0.0
Annual sales increase percentage one	6.00%
Annual sales one	$ 250.0
Annual sales increase percentage two	7.00%
Annual sales two	$ 500.0
Annual sales increase percentage three	13.00%
Novartis royalties [Member] | Maximum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage	10.00%
Annual sales	$ 250.0
Annual sales increase percentage one	13.00%
Annual sales one	$ 500.0
Annual sales increase percentage two	13.00%
Annual sales two	$ 750.0
Annual sales increase percentage three	15.00%
Eisai [Member]
License and Development Agreements (Details) [Line Items]
Milestone payments	$ 94.0
Eisai royalties [Member]
License and Development Agreements (Details) [Line Items]
Annual excess amount	$ 500.0
Eisai royalties [Member] | Minimum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage	5.00%
Annual sales	$ 0.0
Annual sales increase percentage one	6.00%
Annual sales one	$ 100.0
Annual sales increase percentage two	7.00%
Annual sales two	$ 250.0
Annual sales increase percentage three	11.00%
Eisai royalties [Member] | Maximum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage	10.00%
Annual sales	$ 100.0
Annual sales increase percentage one	10.00%
Annual sales one	$ 250.0
Annual sales increase percentage two	11.00%
Annual sales two	$ 500.0
Annual sales increase percentage three	15.00%
R-Pharm [Member]
License and Development Agreements (Details) [Line Items]
Milestone payments	$ 12.5
Annual excess amount	$ 30.0
R-Pharm [Member] | Minimum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage	5.00%
Annual sales	$ 0.0
Annual sales increase percentage one	8.00%
R-Pharm [Member] | Maximum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage	8.00%
Annual sales	$ 30.0
Annual sales increase percentage one	12.00%